Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component

	Three months ended March 31,
	2026	2025
	$	$
Stock options	456	235
DSUs	289	237
RSUs	489	293
PSUs	35	—
ESPP	15	24
	1,284	789

The following table presents share-based compensation expense by function for the three months ended March 31:

	Three months ended March 31,
	2026	2025
	$	$
Cost of revenue	90	14
General and administrative	642	499
Sales and marketing	325	81
Research and development	227	195
	1,284	789

Schedule of Changes in Stock Options
The changes in the number of stock options during the three months ended March 31, 2026 and 2025 were as follows:

	2026		2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,019,930	33.78	827,642	34.11
Options granted	—	—	264,402	44.76
Options forfeited	(45,713)	49.32	(67,940)	53.85
Options exercised	—	—	(6,051)	48.22
Options expired	(8,310)	51.74	(146)	86.38

Options outstanding – March 31	965,907	32.89	1,017,907	35.47
Options exercisable – March 31	611,675	25.77	520,851	21.40

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
There were no options granted during the three months ended March 31, 2026; the weighted average fair value of share options granted during the three months ended March 31, 2025 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2026	2025
	C$	C$
Weighted average stock price valuation	$—	$44.76
Weighted average exercise price	$—	$44.76
Risk-free interest rate	—%	2.60%
Expected life in years	nil	4.5
Expected dividend yield	—%	—%
Volatility	—%	52%
Weighted average fair value of options issued	$—	$20.24
The following table is a summary of the Company’s stock options outstanding as at March 31, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.48	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	4.97	8.86 - 11.06	18,500
15.79 - 16.00	85,628	2.84	15.79 - 16.00	85,628
26.43 - 60.00	579,604	3.72	26.43 - 60.00	244,615
60.01 - 95.12	48,055	3.01	60.01 - 95.12	28,812
	965,907	2.84		611,675
The following table is a summary of the Company’s stock options outstanding as at March 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.48	0.0001 - 1.09	234,120
8.86 - 11.06	21,242	5.22	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.23	15.79 - 16.00	93,947
26.43 - 60.00	585,873	4.60	26.43 - 60.00	146,132
60.01 - 95.12	82,725	4.20	60.01 - 95.12	25,410
	1,017,907	3.83		520,851

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at March 31, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.48	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	4.97	8.86 - 11.06	18,500
15.79 - 16.00	85,628	2.84	15.79 - 16.00	85,628
26.43 - 60.00	579,604	3.72	26.43 - 60.00	244,615
60.01 - 95.12	48,055	3.01	60.01 - 95.12	28,812
	965,907	2.84		611,675
The following table is a summary of the Company’s stock options outstanding as at March 31, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.48	0.0001 - 1.09	234,120
8.86 - 11.06	21,242	5.22	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.23	15.79 - 16.00	93,947
26.43 - 60.00	585,873	4.60	26.43 - 60.00	146,132
60.01 - 95.12	82,725	4.20	60.01 - 95.12	25,410
	1,017,907	3.83		520,851

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2025	173,592
Granted (at C$30.43 - C$30.43 per unit)	5,648
DSUs - March 31, 2026	179,240

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2025	218,306
Granted (at C$24.35 - C$24.51 per unit)	732,437
Released (at C$40.94 - $75.65 per unit)	(31,738)
Forfeited (at C$37.04 - $75.65 per unit)	(20,548)
RSUs - March 31, 2026	898,457

PSUs

The following table presents information on the Company’s PSUs for the years presented:

#
PSUs – December 31, 2025	—
Granted (at C$25.69 per unit)	59,210
PSUs - March 31, 2026	59,210